Other financial liabilities	12 Months Ended
Dec. 31, 2024
Other financial liabilities.
Other financial liabilities

21.Other financial liabilities

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current
Deferred consideration	—	81,129	—
Contingent consideration	23,680	—	—
Contingent royalty liability	5,592	5,587	—
Deferred underwriting discount	—	7,280	9,280
Deferred liabilities	—	500	7,239
Financial liabilities arising from sale and leaseback transaction	213	193	—
	29,485	94,689	16,519

Non-current
Contingent consideration	70,370	84,200	—
Contingent royalty liability	42,069	38,398	—
Redeemable Class A ordinary shares	—	—	264,477
Financial liabilities arising from sale and leaseback transaction	115	329	—
	112,554	122,927	264,477
	142,039	217,616	280,996

21.Other financial liabilities (continued)

Deferred consideration

On 16 February 2024, part of the proceeds from the ASX Initial Public Offering (“IPO”) were utilized to fully repay the deferred consideration payable in connection with the acquisition of CMPL (refer Note 26).

Contingent royalty liability

As part of the acquisition of CMPL, the Group recognized a contingent royalty liability of $43,130 thousand which is measured at fair value through profit or loss (refer Note 26 and Note 23).

Contingent consideration

As part of the acquisition of CMPL, the Group recognized contingent consideration of $81,000 thousand which is measured at fair value through profit or loss (refer Note 26 and Note 23).

Deferred underwriting discount

The underwriter for the 2021 NYSE IPO was paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO (including the Over-Allotment Units), or $5,303 thousand. Additionally, the underwriter was entitled to a deferred underwriting discount of $7,280 thousand of the gross proceeds of the IPO (including the Over-Allotment Units) following the completion of the Company’s initial Business Combination. The deferred underwriting discount was fully settled in March 2024.

Deferred liabilities

Legal services agreements

Legal services rendered by the Group’s external counsel is accrued on a quarterly basis but were deferred for settlement until the closing of the initial Business Combination. The accrued fees as of 31 December 2024, 2023 and 2022 were $nil, $500 thousand and $3,373 thousand, respectively.

Upon closing of the transaction, the Company repaid Glencore $5,079 thousand in legal and accounting fees Glencore incurred on the Company’s behalf.

Glencore deed of consent and side letter

On 22 November 2022, the Company and MAC Australia entered into a Deed of Consent and Covenant (the “Deed of Consent and Covenant”) with Glencore to amend the Share Sale Agreement (the “Amendment”). Pursuant to the Amendment, the Company agreed to assume the costs related to the auditing fees associated with CMPL. The fees were paid by Glencore and reimbursed by the Company to Glencore upon the Closing of the initial Business Combination. The fees were expensed as incurred. The deferred fees payable to Glencore as of 31 December 2024, 2023 and 2022 were $nil, $nil and $2,995 thousand, respectively.

Redeemable Class A ordinary shares

The Company’s redeemable Class A ordinary shares featured certain redemption rights that were considered to be outside of the Company’s control and subject to the occurrence of uncertain future events, and as such, were classified as financial liabilities.